Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 553		$ 2,200
Cash held in reserve	5,690		12,200
Additional provision	0		2,206
Proceeds under line of credit	225,000	$ 225,000
Right of use asset	28,649		$ 22,120
Lease liabilities	31,598
Financial guarantee contracts
Loss Contingencies [Line Items]
Proceeds under line of credit	6,510
Lease Agreement [Member]
Loss Contingencies [Line Items]
Right of use asset	8,513
Lease liabilities	$ 8,404